Commitments and Contingencies (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2024	Jan. 17, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 18, 2023
Commitments and Contingencies [Line Items]
Cash underwriting discount					2.00%		2.00%
Gross proceeds					$ 8,704,270
Deferred underwriting discount					3.50%		3.50%
Gross proceeds of public offering							$ 8,704,270
Deferred underwriter fee								$ 8,704,270	$ 8,704,270
Percentage of aggregate proceeds underwriting expenses					0.30%		0.30%
Advisory fee percentage					0.525%		0.525%
Deferred advisory fee			$ 1,155,000		$ 1,155,000		$ 1,155,000	1,155,000	$ 1,155,000
Aggregate share issued (in Shares)					1,610,000		1,610,000
Aggregate fair value of investor shares (in Shares)					1,610,000		1,610,000
Non-redemption shareholders					$ 838,825		$ 708,400
Non redeeming shareholders par value (in Dollars per share)					$ 0.44		$ 0.44
Outstanding public warrants percentage					50.00%
Reimbursement receivable and advisory fee					$ 1,155,000
Advisory fee expenses							$ 1,155,000
Promissory notes					550,000		0
Related Party [Member]
Commitments and Contingencies [Line Items]
Promissory notes					$ 550,000
Warrants [Member]
Commitments and Contingencies [Line Items]
Outstanding public warrants percentage					50.00%
Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Capital contribution	$ 200,000
Non-redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Non-redemption shareholders							708,400
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Outstanding public warrants percentage					50.00%
Investor Shares [Member]
Commitments and Contingencies [Line Items]
Aggregate share issued (in Shares)		1,112,500
Aggregate fair value of investor shares (in Shares)		1,112,500
Non-redemption shareholders		$ 838,825			$ 708,400
Non redeeming shareholders par value (in Dollars per share)		$ 0.754
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Gross proceeds					$ 4,973,868		$ 4,973,868
Advisory fee percentage					0.825%		0.825%